Note 25 - Operating Segments - Results of Reportable Operating Segments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Statement Line Items [Line Items]
Interest income (expense)	$ 102,655	$ 100,051
Non-interest income	8,978	8,584
Total revenue	111,633	108,635
Provision for (recovery of) credit losses	(268)	609
Revenue less provision for credit loss	111,901	108,026
Non-interest expenses:
Salaries and benefits	32,784	31,428
General and administrative	19,169	15,051
Premises and equipment	5,155	3,902
Noninterest expense	57,108	50,381
Income before income taxes	54,793	57,645
Income tax provision	15,045	15,483
Net income	39,748	42,162
Total assets	4,838,484	4,201,610
Total liabilities	4,439,281	3,824,452
Operating segments [member] | Digital Banking Canada [member]
Statement Line Items [Line Items]
Interest income (expense)	101,263	100,051
Non-interest income	698	540
Total revenue	101,961	100,591
Provision for (recovery of) credit losses	(134)	609
Revenue less provision for credit loss	102,095	99,982
Non-interest expenses:
Salaries and benefits	26,523	25,382
General and administrative	18,324	15,140
Premises and equipment	3,292	2,462
Noninterest expense	48,139	42,984
Income before income taxes	53,956	56,998
Income tax provision	14,860	15,867
Net income	39,096	41,131
Total assets	4,602,360	4,190,876
Total liabilities	4,343,878	3,818,412
Operating segments [member] | Digital Banking USA [member]
Statement Line Items [Line Items]
Interest income (expense)	1,392
Non-interest income	1
Total revenue	1,393
Provision for (recovery of) credit losses	(134)
Revenue less provision for credit loss	1,527
Non-interest expenses:
Salaries and benefits	437
General and administrative	365
Premises and equipment	105
Noninterest expense	907
Income before income taxes	620
Income tax provision	155
Net income	465
Total assets	226,319
Total liabilities	90,716
Operating segments [member] | Cybersecurity segment [member]
Statement Line Items [Line Items]
Interest income (expense)	0	0
Non-interest income	9,638	9,698
Total revenue	9,638	9,698
Provision for (recovery of) credit losses	0	0
Revenue less provision for credit loss	9,638	9,698
Non-interest expenses:
Salaries and benefits	5,824	6,046
General and administrative	1,839	1,565
Premises and equipment	1,758	1,440
Noninterest expense	9,421	9,051
Income before income taxes	217	647
Income tax provision	30	(384)
Net income	187	1,031
Total assets	28,118	26,443
Total liabilities	30,265	28,788
Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Interest income (expense)	0	0
Non-interest income	(1,359)	(1,654)
Total revenue	(1,359)	(1,654)
Provision for (recovery of) credit losses	0	0
Revenue less provision for credit loss	(1,359)	(1,654)
Non-interest expenses:
Salaries and benefits	0	0
General and administrative	(1,359)	(1,654)
Premises and equipment	0	0
Noninterest expense	(1,359)	(1,654)
Income before income taxes	0	0
Income tax provision	0	0
Net income	0	0
Total assets	(18,313)	(15,709)
Total liabilities	$ (25,578)	$ (22,748)